Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares issued	744,912,078	744,912,078
Common stock, shares outstanding	725,036,416	725,081,018
Treasury stock, shares	19,875,662	19,831,060